Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Machinery and equipment (5-7 year life)	$ 35,937	$ 38,971
Mobile consoles (7 year life)	798,667	798,667
Automobiles (3 year life)	18,376	18,376
Furniture and fixtures (3-5 year life)	20,000	20,000
Property and Equipment, Gross	875,980	876,014
Accumulated depreciation	(775,061)	(662,493)
Total	$ 97,919	$ 213,521